STATEMENTS OF OPERATIONS - USD ($)	1 Months Ended	3 Months Ended						4 Months Ended		6 Months Ended		10 Months Ended
	Mar. 31, 2021	Jun. 30, 2022		Mar. 31, 2022		Jun. 30, 2021		Jun. 30, 2021		Jun. 30, 2022		Dec. 31, 2021
General and administrative expenses	$ 33,039	$ 873,804		$ 322,327	[1]	$ 19,141		$ 52,180		$ 1,196,131		$ 720,696
General and administrative expenses - related party	0	198,000		90,000	[1]					288,000		167,849
Loss from operations	(33,039)	(1,071,804)		(412,327)	[1]	(19,141)		(52,180)		(1,484,131)		(888,545)
Other income (expenses):
Loss upon issuance of private placement warrants	0											1,773,000
Income from investments held in Trust Account	0	181,213		16,299	[1]					197,512		19,054
Change in fair value of derivative warrant liabilities	0	(3,161,130)		(543,870)	[1]			0		(3,705,000)		(10,238,100)
Interest Earned	0	42		14	[1]					56		51
Offering costs associated with derivative warrant liabilities	0											(747,015)
Total other income	0	3,342,385		560,183	[1]					3,902,568		7,737,190
Net Income (Loss)	$ (33,039)	$ 2,270,581		$ 147,856	[1]	$ (19,141)		$ (52,180)		$ 2,418,437		$ 6,848,645
Class A Ordinary shares
Other income (expenses):
Weighted average number of common shares outstanding - basic	1,363,636	13,800,000		13,800,000	[1]					13,800,000		7,834,343
Weighted average number of common shares outstanding - diluted	1,363,636	13,800,000		13,800,000						13,800,000		7,834,343
Basic net income (loss) per ordinary shares	$ (0.02)	$ 0.13		$ 0.01	[1]					$ 0.14		$ 0.62
Diluted net income (loss) per ordinary shares	$ (0.02)	$ 0.13		$ 0.01						$ 0.14		$ 0.61
Class B Ordinary shares
Other income (expenses):
Weighted average number of common shares outstanding - basic	0	3,450,000	[2]	3,450,000	[1]	3,000,000	[2]	2,681,416	[2]	3,450,000	[2]	3,130,303
Weighted average number of common shares outstanding - diluted	0	3,450,000	[2]	3,450,000		3,000,000	[2]	2,681,416	[2]	3,450,000	[2]	3,310,606
Basic net income (loss) per ordinary shares	$ 0	$ 0.13		$ 0.01	[1]	$ (0.01)		$ (0.02)		$ 0.14		$ 0.62
Diluted net income (loss) per ordinary shares	$ 0.00	$ 0.13		$ 0.01		$ (0.01)		$ (0.02)		$ 0.14		$ 0.61

[1]	This number excludes up to 450,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. The underwriter fully exercised its over-allotment option on July 19, 2021; therefore, 450,000 Founder Shares were no longer subject to forfeiture (see Note 5).
[2]	This number excludes up to 450,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. The underwriter fully exercised its over-allotment option on July 19, 2021; therefore, 450,000 Founder Shares were no longer subject to forfeiture (see Note 4).